INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Schedule of tax treatment of common stock dividend distribution	Common stock distributions were taxable as follows:

Year	Dividends per Share	Ordinary Income	Long-term Capital Gain	Return of Capital
2013	$0.495000	$0.445561	$0.049439	$—